Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment	12 Months Ended
Dec. 31, 2022
Computers and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	7 years
Bottom of Range [member] | Plant [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	10 years
Bottom of Range [member] | Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	5 years
Bottom of Range [member] | Furniture and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	7 years
Top of Range [member] | Plant [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	14 years
Top of Range [member] | Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	10 years
Top of Range [member] | Furniture and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of the useful life, measured as period of time, used for property, plant and equipment [Line Items]
Estimated useful life	16 years